Summary of Significant Accounting Policies - Subsequent Events (Detail) - Subsequent Event shares in Millions, $ in Millions	1 Months Ended
	Feb. 29, 2016 USD ($) shares	Jan. 31, 2016 a Well
Operations And Summary Of Significant Accounting Policies [Line Items]
Property Exchange Net Acres Received		3,637
Property Exchange Gross Wells Received | Well		4
Property Exchange Net Wells Received		3.5
Property Exchange Net Acres Disposed		2,547
Property Exchange Gross Wells Disposed | Well		7
Property Exchange Net Wells Disposed		5.3
Exchange Transaction
Operations And Summary Of Significant Accounting Policies [Line Items]
Long-term debt, principal amount | $	$ 40.0
Conversion of debt into common shares | shares	0.9
Interest rate on senior notes	7.75%